Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2021
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2021

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,996	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	63,935	12,977	17,923	3,720
(d) VIEs for corporate rehabilitation support business	431	158	0	0
(e) VIEs for investment in securities	104,364	316	35	25,299
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	266,662	158,620	266,662	828
(g) VIEs for securitization of loan receivable originated by third parties	511	992	511	0
(h) VIEs for power generation projects	304,064	226,224	285,149	35,194
(i) Other VIEs	171,344	67,346	144,260	0

Total	¥913,307	¥466,633	¥714,540	¥65,041

September 30, 2021

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,067	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	63,342	13,160	16,377	0
(d) VIEs for corporate rehabilitation support business	214	4	0	0
(e) VIEs for investment in securities	98,490	257	0	45,136
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	222,949	152,142	222,949	0
(g) VIEs for securitization of loan receivable originated by third parties	523	1,005	523	0
(h) VIEs for power generation projects	305,556	222,328	287,023	36,532
(i) Other VIEs	197,666	84,469	170,735	0

Total	¥890,807	¥473,365	¥697,607	¥81,668

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2021

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥27,273	¥1,255	¥991	¥2,246
(b) VIEs for acquisition of real estate and real estate development projects for customers	317,027	6,905	4,884	11,789
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	4,108,847	0	56,818	75,607
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	709	0	2	2
(g) VIEs for securitization of loan receivable originated by third parties	1,485,653	0	18,268	18,271
(h) VIEs for power generation projects	10,103	0	442	442
(i) Other VIEs	370,516	2,845	10,101	12,946

Total	¥6,320,128	¥11,005	¥91,506	¥121,303

September 30, 2021
	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥28,357	¥2,923	¥991	¥3,914
(b) VIEs for acquisition of real estate and real estate development projects for customers	262,333	6,849	4,789	11,638
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	5,933,548	0	63,318	93,712
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	474	0	2	2
(g) VIEs for securitization of loan receivable originated by third parties	1,192,909	0	16,787	16,790
(h) VIEs for power generation projects	9,682	0	477	477
(i) Other VIEs	503,945	2,973	12,782	22,849

Total	¥7,931,248	¥12,745	¥99,146	¥149,382

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.